Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer and as an average of all of our other NEOs (the “Non-PEO NEOs”) for the applicable fiscal year. Both the Summary Compensation Table pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay. We describe the Compensation Committee’s decision-making process for executive compensation above in the CD&A.

Year	Summary Compensation Total Compensation for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total Compensation Paid to Non- PEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(4)	Revenue (in thousands)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2024	$7,716,875	$54,715,854	$3,152,854	$22,622,580	$265	$25	$(350,681)	$84,693
2023	$1,863,978	$2,220,167	$998,949	$1,218,070	$28	$29	$(88,937)	$45,873
2022	$10,435,542	$3,652,792	$5,260,854	$1,239,969	$24	$50	$(116,713)	$31,129

(1)      For 2023 and 2024, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan, Zagorsek, Hom, and Stonehocker. For 2022, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan and Irani.

(2)      The following table describes the adjustments to the Summary Compensation Table total pay for our PEO, as well as the average for our Non-PEO NEOs, to determine CAP, which has been computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned or paid to our NEOs during the applicable year. Year-End Fair Value of Equity Awards Granted in the Year and Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years were calculated using the closing market price of a share of our Class A common stock as of December 31, 2024 ($19.84).

(3)      The amounts reflect the cumulative total shareholder return (TSR) of our common stock and peer group at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on the date the Company began trading on Nasdaq following its Business Combination. The Peer Group consisted of BigBear.ai Holdings (BBAI), Cerence (CRNC), Five9 (FIVN), KORE Group Holdings (KORE), LivePerson (LPSN), Movella Holdings (MVLA), Fiscalnote Holdings (NOTE), Planet Labs (PL), Presto Automation (PRST), RingCentral (RNG), and Veritone (VERI).

(4)      The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year. SoundHound’s significant 2024 year-end stock price increase resulted in an increase in its fair value of contingent liabilities, negatively impacting the company’s net loss by $223 million. The fluctuation is non-operating and non-cash in nature and is calculated based on mark to market fair value accounting standards in accordance with GAAP.

(5)      While we use many financial and non-financial metrics to develop our executive compensation programs, revenue is the financial performance measure that, in our assessment, represents the most important financial performance measure used to link compensation actually paid to NEOs to company performance in our most recently completed fiscal year.

	PEO		Average of Non-PEO NEOs
Year in Table:	2024	2023	2024	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$7,716,875	$1,863,978	$3,152,854	$998,949
Less: Grant Date Fair Value of Equity Awards as reported in SCT	$(6,990,000)	$(1,326,000)	$(2,679,500)	$(607,750)
Add: Year-End Fair Value of Equity Awards Granted in the Year	$27,948,118	$1,178,666	$10,140,452	$535,950
Add: Change in Fair Value of Outstanding and Unvested Equity Awards	$15,154,469	$301,400	$6,759,849	$112,483
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,494,792	$138,667	$573,003	$119,405
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$9,391,600	$145,200	$4,675,922	$59,033
Compensation Actually Paid	$54,715,854	$2,220,167	$22,622,580	$1,218,070

Named Executive Officers, Footnote		For 2023 and 2024, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan, Zagorsek, Hom, and Stonehocker. For 2022, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan and Irani.
Peer Group Issuers, Footnote		The amounts reflect the cumulative total shareholder return (TSR) of our common stock and peer group at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on the date the Company began trading on Nasdaq following its Business Combination. The Peer Group consisted of BigBear.ai Holdings (BBAI), Cerence (CRNC), Five9 (FIVN), KORE Group Holdings (KORE), LivePerson (LPSN), Movella Holdings (MVLA), Fiscalnote Holdings (NOTE), Planet Labs (PL), Presto Automation (PRST), RingCentral (RNG), and Veritone (VERI).
PEO Total Compensation Amount	[1]	$ 7,716,875	$ 1,863,978	$ 10,435,542
PEO Actually Paid Compensation Amount	[2]	54,715,854	2,220,167	3,652,792
Non-PEO NEO Average Total Compensation Amount	[1]	3,152,854	998,949	5,260,854
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 22,622,580	1,218,070	1,239,969
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for our most recently completed fiscal year:

•        Revenue

•        Adjusted EBITDA

•        Annual Recurring Revenue

Total Shareholder Return Amount	[3]	$ 265	28	24
Peer Group Total Shareholder Return Amount	[3]	25	29	50
Net Income (Loss)	[4]	$ (350,681)	$ (88,937)	$ (116,713)
Company Selected Measure Amount	[5]	84,693	45,873	31,129
PEO Name		Dr. Mohajer
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Annual Recurring Revenue
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,716,875	$ 1,863,978
PEO Actually Paid Compensation Amount		54,715,854	2,220,167
Grant Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(6,990,000)	(1,326,000)
Non-PEO NEO Average Total Compensation Amount		(2,679,500)	(607,750)
Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		27,948,118	1,178,666
Non-PEO NEO Average Total Compensation Amount		10,140,452	535,950
Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		15,154,469	301,400
Non-PEO NEO Average Total Compensation Amount		6,759,849	112,483
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,494,792	138,667
Non-PEO NEO Average Total Compensation Amount		573,003	119,405
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,391,600	145,200
Non-PEO NEO Average Total Compensation Amount		$ 4,675,922	$ 59,033

[1]	For 2023 and 2024, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan, Zagorsek, Hom, and Stonehocker. For 2022, our PEO was Dr. Mohajer, and our Non-PEO NEOs were Messrs. Sharan and Irani.
[2]	The following table describes the adjustments to the Summary Compensation Table total pay for our PEO, as well as the average for our Non-PEO NEOs, to determine CAP, which has been computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned or paid to our NEOs during the applicable year. Year-End Fair Value of Equity Awards Granted in the Year and Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years were calculated using the closing market price of a share of our Class A common stock as of December 31, 2024 ($19.84).
[3]	The amounts reflect the cumulative total shareholder return (TSR) of our common stock and peer group at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on the date the Company began trading on Nasdaq following its Business Combination. The Peer Group consisted of BigBear.ai Holdings (BBAI), Cerence (CRNC), Five9 (FIVN), KORE Group Holdings (KORE), LivePerson (LPSN), Movella Holdings (MVLA), Fiscalnote Holdings (NOTE), Planet Labs (PL), Presto Automation (PRST), RingCentral (RNG), and Veritone (VERI).
[4]	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year. SoundHound’s significant 2024 year-end stock price increase resulted in an increase in its fair value of contingent liabilities, negatively impacting the company’s net loss by $223 million. The fluctuation is non-operating and non-cash in nature and is calculated based on mark to market fair value accounting standards in accordance with GAAP.
[5]	While we use many financial and non-financial metrics to develop our executive compensation programs, revenue is the financial performance measure that, in our assessment, represents the most important financial performance measure used to link compensation actually paid to NEOs to company performance in our most recently completed fiscal year.